Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Text Block]

9. Commitments and Contingencies

a) Reclamation

The following table shows the changes in the reclamation liability for the periods indicated.

	Nine months ended	Nine months ended
	September 30, 2013	September 30, 2012
Reclamation and remediation liability
beginning of period	$5,598	$7,955
Accretion expense, year to date	357	506
Ending balance	$5,955	$8,461

b) Rock Creek Development

Rock Creek is a development-stage silver and copper deposit located in Sanders County, Montana, approximately five miles northeast of Noxon, Montana and sixteen air miles southeast of Troy. The project comprises 99 patented lode-mining claims, 370 unpatented lode- mining claims, five tunnel site claims, 85 mill site claims and approximately 754 acres of fee land. The patented claims lying within the Cabinet Mountain Wilderness Area convey mineral rights only; the claims lying outside the wilderness area convey both mineral and surface rights. The patented claims were legally surveyed in 1983, patented in 1989, and occupy an area of approximately 1,809 acres.

Development activities at Rock Creek are conducted through RC Resources Inc., a wholly-owned Montana subsidiary of Revett Silver Company. RC Resources Inc. is also the record holder of the patented and unpatented mining claims comprising the project, as well as certain fee lands in the immediate area.

Our proposed development of Rock Creek will occur in several phases. The first phase is a two year evaluation program, estimated to cost between $25 million to $30 million, to define the economic and technical viability of the project. The evaluation program will include the development of an evaluation adit to collect additional technical information on the deposit, perform additional infill drilling to establish and confirm reserve and resource estimates, and conduct geotechnical design studies and bulk sampling of the mineralization for use in metallurgical testing. The evaluation program is subject to receipt of permits and approvals from the various federal and state agencies having jurisdiction over the project. The Company will also be required to satisfy grizzly bear mitigation and reclamation bonding requirements, design and construct a water treatment facility, and upgrade and improve the road leading to the proposed evaluation adit site.

The Rock Creek deposit is partially located on United States Forest Service (the “Forest Service”) land, within the Kootenai National Forest, and under the Cabinet Mountains Wilderness Area. Consequently, we must comply with a variety of federal and state laws and regulations in order to explore and develop it. In 2001, the Forest Service issued the Final Environmental Impact Statement (“Final EIS”) under the National Environmental Policy Act (“NEPA”). In 2003, the Forest Service and the Montana Department of Environmental Quality (the “DEQ”) issued a joint administrative decision approving our proposed plan of operations at the Rock Creek Project (the “Record of Decision”). The Record of Decision was based primarily on the findings in the Final EIS and a companion Biological Opinion issued by the U.S. Fish and Wildlife Service (“USFWS”) in 2003 pursuant to the requirements of the Endangered Species Act (“ESA”).

The Record of Decision was challenged by a number of national and regional conservation groups. In May 2010 both the Record of Decision and Final EIS were remanded back to the Forest Service by the federal district court for completion of a supplemental EIS to address specified NEPA deficiencies. All challenges to the Biological Opinion were dismissed by the federal district court, a decision that was subsequently upheld by the Ninth Circuit Court of Appeals in November 2011. The Company is currently working with the Forest Service to develop a Supplemental EIS to comply with the Federal District Court’s NEPA opinion in May 2010.

Although the Company believes that it will ultimately receive environmental and operating permits, it is possible that successful challenges could delay or prevent the Company from developing the Rock Creek project which could result in the write-down of the carrying value related to the Rock Creek property.

c) Other Properties.

We also own two unpatented claim groups in nearby areas of Sanders County, the Vermillion River and the Sims Creek properties, which comprise approximately 1,660 acres and are located approximately 25 miles southeast of Rock Creek. Limited drilling was conducted by the previous owner of the Vermillion River claim group. The Sims group is untested. These claims are held by Revett Exploration, Inc., a wholly-owned Montana subsidiary of Revett Silver Company.

In addition, we currently own approximately 673 acres of fee land that will be used primarily for mitigation as the Rock Creek project is developed. This land and other current and future holdings that are not essential to our day-to-day mining operations are or will be held by Revett Holdings, Inc., a wholly-owned Montana subsidiary of Revett Silver Company. Certain of these lands may later be selected for management under the Revett Foundation according to a best-use philosophy.

15. Commitments and Contingencies

Litigation

As at December 31, 2012, there are no legal proceedings outstanding for either the Company or any of its subsidiaries.

Operating Leases

The Company has entered into a number of operating leases relating to equipment used in the production and transportation of the copper concentrate produced at Troy. All such leases expire in 2013 and many may be renewed annually. Total operating lease expense recognized for the years ended December 31, 2012, 2011, and 2010 was $0.4 million, $0.5 million and $0.5 million, respectively. The obligations in 2013 under the terms of these leases are $0.4 million.

Royalty

There is a 3% gross smelter return payable to Royal Gold over the life of the Troy Mine commencing with production on and after July 1, 2010. There is also a 1% net smelter return payable to Royal Gold over the life of the Rock Creek Mine commencing when commercial production is achieved.

Retirement Plan

The Company maintains a discretionary defined contribution plan, which is available to all employees after completion of one month of service. The Company may, at its discretion, match an employee’s contribution up to 5% of the employee’s compensation. The Company can also choose to make additional contributions. The Company’s contributions were approximately $0.2 million in 2012 and $0.2 million in 2011. No contributions were made by the Company in 2010.